Interests in unconsolidated structured entities - Summary of size of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 925,177,027	₩ 805,296,338
Assets-backed securitization
Size of unconsolidated structured entities [Line Items]
Total assets	237,920,155	248,200,446
Structured financing
Size of unconsolidated structured entities [Line Items]
Total assets	343,752,304	255,854,384
Investment funds
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 343,504,568	₩ 301,241,508